Financial instruments (Details) - ZAR (R) R in Millions	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Air Liquide
Financial instruments
Loss on fair value adjustment	R 50
IFRS 16 Impact | Air Liquide
Financial instruments
Derivative financial assets and liabilities - carrying value		R (624)
Derivatives | Level 2
Financial instruments
Derivative financial assets and liabilities - carrying value	(537)
Derivative financial assets and liabilities - fair value	(537)
Derivatives | Level 3
Financial instruments
Derivative financial assets and liabilities - carrying value	(674)
Derivative financial assets and liabilities - fair value	(674)
Listed long-term debt | Level 1
Financial instruments
Financial liabilities - carrying value	45,829
Financial liabilities - fair value	R 49,001